Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit
Beginning Balance at Dec. 31, 2010	$ 131,002	$ 13,199	$ 73,210		$ 44,593
Beginning Balance, shares at Dec. 31, 2010		13,199,206
Issuance of stock for services to officer	818,595	3,300	815,295
Issuance of stock for services to officer, shares		3,299,815
S-corp distributions	(137,495)		(137,495)
Shares issued to lender as fees
Net loss	(1,171,921)				(1,171,921)
Balance at Dec. 31, 2011	(359,819)	16,499	751,010		(1,127,328)
Balance, shares at Dec. 31, 2011		16,499,021
Recapitalization		13,499	(13,499)
Recapitalization, shares		13,499,226
2011 bridge note converted in 2012 related to reverse merger	250,000	1,344	248,656
2011 bridge note converted in 2012 related to reverse merger, shares		1,343,729
Issuance of common stock for cash	1,056,094	4,352	1,051,742
Issuance of common stock for cash, shares		4,352,312
Repayment of advances with shares	313,908	1,266	312,642
Repayment of advances with shares, shares		1,265,381
Value of beneficial conversion feature in convertible debt	300,000		300,000
Repurchase of shares pursuant to settlement agreement	(232,500)	(3,300)	(229,200)
Repurchase of shares pursuant to settlement agreement, shares		(3,299,802)
Conversion of convertible debt	300,000	3,000	297,000
Conversion of convertible debt, shares		3,000,000
Shares issued to lender as fees	343,500	2,375	341,125
Shares issued to lender as fees, shares		2,375,000
Offering costs paid	(325,911)		(325,911)
Subscription receivable		20	4,980	(5,000)
Subscription receivable, shares		20,000
Net loss	(1,457,470)				(1,457,470)
Balance at Dec. 31, 2012	$ 187,802	$ 39,055	$ 2,738,545	$ (5,000)	$ (2,584,798)
Balance, shares at Dec. 31, 2012		39,054,867